Liberty High Yield Bond Fund Class A

                            Stein Roe High Yield Fund

                                  Annual Report
                                  June 30, 2002

Contents

--------------------------------------------------------------------------------

Fund Performance.............................................................  1

   How Liberty High Yield Bond Fund Class A has done over time

Portfolio Manager's Report...................................................  2

   Interview with the portfolio manager and a summary of investment activity

Investment Portfolio.........................................................  3

   A complete list of investments with market values

Financial Statements.........................................................  9

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements................................................ 15

Financial Highlights......................................................... 19

   Selected per-share data

Report of Ernst & Young LLP, Independent Auditors............................ 21

Trustees..................................................................... 22

Officers and Transfer Agent.................................................. 25



                Must be preceded or accompanied by a prospectus.

             o NOT FDIC INSURED o May lose value o No bank guarantee

Fund Performance

--------------------------------------------------------------------------------

To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the value of a hypothetical $10,000 investment. Below we compare Liberty High Yield Bond Fund Class A with its benchmark, the Merrill Lynch High Yield Master II Index.

The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells investments that have grown in value).

                         Average annual total return (%)
                           Period ended June 30, 2002
--------------------------------------------------------------------------------
                                              1-year         5-year        Life1
--------------------------------------------------------------------------------
LIBERTY HIGH YIELD BOND FUND CLASS A,
   WITHOUT SALES CHARGE                        0.60           2.70          4.26
LIBERTY HIGH YIELD BOND FUND CLASS A,
   WITH SALES CHARGE                          -4.17           1.69          3.37
Merrill Lynch High Yield Master II Index      -4.36           1.14          2.55

1 Liberty High Yield Bond Fund Class A commenced operations on 11/1/96. Index comparison is from 10/31/96.



VALUE OF A $10,000 INVESTMENT, NOVEMBER 1, 1996 TO JUNE 30, 2002

[line chart data]:

Liberty High Yield Bond Fund Class A

                                                      Merrill Lynch
                Fund without        Fund with          High Yield
                sales charge       sales charge     Master II Index
11/1/96           $10,000.0         $ 9,525.0         $10,000.0
                   10,271.0           9,784.0          10,286.0
6/30/97            11,090.0          10,564.0          10,898.0
                   11,903.0          11,337.0          11,651.0
6/30/98            12,687.0          12,084.0          12,184.0
                   12,415.0          11,825.0          11,995.0
6/30/99            13,127.0          12,504.0          12,293.0
                   13,435.0          12,796.0          12,294.0
6/30/00            13,204.0          12,577.0          12,171.0
                   12,222.0          11,642.0          11,665.0
6/30/01            12,594.0          11,996.0          12,061.0
                   12,767.0          12,161.0          12,187.0
6/30/02            12,665.0          12,062.0          11,534.0


Liberty High Yield Bond Fund Class A is a class of Stein Roe High Yield Fund (the "fund"), a series of Liberty-Stein Roe Funds Income Trust. The fund also offers class S shares. Performance information for class S shares is presented in a separate report.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Return and value of an investment may vary, resulting in a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions, if any. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares. Liberty High Yield Bond Fund Class A shares (newer class shares) performance includes returns of the fund's class S shares for periods prior to the July 31, 2000 inception date of the newer class shares. This graph compares the performance of the Liberty High Yield Bond Fund Class A to the Merrill Lynch High Yield Master II Index an unmanaged group of fixed-income securities that may differ from the composition of the fund. Unlike mutual funds, it is not possible to invest directly in an index.

* Index performance is from 10/31/96.

Portfolio Manager's Report

--------------------------------------------------------------------------------

COMMENTARY FROM STEPHEN F. LOCKMAN, CFA, PORTFOLIO MANAGER OF
LIBERTY HIGH YIELD BOND FUND CLASS A AND SR&F HIGH YIELD PORTFOLIO


--------------------------------------------------------------------------------
                                    FUND DATA

   INVESTMENT OBJECTIVE:

   Seeks its total return by investing for a high level of current income and capital appreciation. The fund invests all of its assets in SR&F High Yield Portfolio as part of a master fund/feeder fund structure. The portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in high-yield, high-risk bonds.

--------------------------------------------------------------------------------



For the 12-month period that ended June 30, 2002, Liberty High Yield Bond Fund Class A generated a total return of 0.60% without sales charge. The fund outperformed its benchmark, the Merrill Lynch High Yield Master II Index, which posted a negative 4.36% total return for the same period, as well as its peer group, the Lipper High Current Yield Funds Average, which dropped 3.55%.

         In a year that was remarkable for continuously breaking news of financial improprieties at a relatively small number of high-flying companies, investors were rewarded for being underweight in a certain group of high-yield bonds that dragged down the indexes. Careful sector and security selection helped the fund avoid many of these minefields and therefore outperform its peers and benchmark.

SECTOR AND CREDIT SELECTION WERE KEY TO OUTPERFORMANCE

Chief among the reasons for the relative outperformance was the fact that the fund underweighted the media, telecommunications, utilities and technology sectors--all laggards for most of the fund's fiscal year. For example, a flood of new issuance, as well as deteriorating earnings quality pressured the telecom sector. We had been concerned about overcapacity in that sector, and therefore decided not to participate in several high-profile bond offerings, most notable of which were WorldCom and Qwest Communications International. We also avoided the bonds of global conglomerate Tyco International, which declined after disclosures of major financial improprieties were made known to investors. Although we were fortunate to avoid the difficulties at these companies, we did not escape the downturn at cable systems operator Adelphia, whose securities we sold immediately after the news of its financial woes were reported.

         On a more upbeat note, the fund benefited from our focus on cash-rich industry sectors that did a better job of making their debt payments, including gaming, energy, homebuilding and chemical companies. Of these sectors, chemicals represented the deepest value investment, as bonds issued by these companies had sold off dramatically last year and recovered nicely. The fund's overweighting of financial services companies also was a positive contributor to performance.

         Finally, the fund benefited from changes we made to the portfolio's average credit quality during the course of the year. During the first six months, we increased the fund's allocation to lower rated high-yield securities, which were then trading at attractive spreads to the BB-rated tier of the high-yield sector. During the first three months of 2002, the bond markets rallied, and we decided to sell the lower-quality issues and replace them with higher-quality bonds. Higher-quality bonds have held up well as a result of investor demand for these securities.


MARKET VOLATILITY WILL DRIVE FUND'S INVESTMENTS TO HIGHER-QUALITY

Given the relatively slow pace of economic growth, we believe that corporate earnings are likely to remain unstable, and as a result, high-yield bonds could be subject to the same volatility that has roiled the stock market. In this environment we favor the higher-quality tiers of the high-yield bond sector, although we expect to take advantage of selective opportunities to acquire lower-rated credits at a discount. Until business prospects improve, we will continue to use industry selection and individual credit analysis to identify attractive issues backed by solid, well-managed companies with above-average cash flow prospects.



Source of Lipper data: Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund. Economic and market conditions change frequently. There can be no assurance that the trends described herein will continue or commence.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return may vary, so you may have a gain or loss when you sell shares. Portfolio holdings are as of 06/30/02 and are subject to change.

Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds that vary in quality. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.

Liberty High Yield Bond Fund Class A is a class of Stein Roe High Yield Fund.

SR&F High Yield Portfolio

---------------------------------------------------------------------------------------------------------------------------------
June 30, 2002
CORPORATE FIXED-INCOME BONDS & NOTES - 94.7%                                                                  Par           Value
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 5.7%
   BUILDING CONSTRUCTION - 5.7%
   Beazer Homes USA, Inc.:
      8.375%, 04/15/12...........................................................................      $  500,000      $  502,500
      8.875%, 04/01/08...........................................................................         500,000         505,000
   D.R. Horton, Inc.:
      8.000%, 02/01/09...........................................................................         500,000         502,500
      8.500%, 04/15/12...........................................................................         250,000         253,750
   K. Hovnanian Enterprises, Inc.:
      8.000%, 04/01/12 (a).......................................................................         500,000         490,000
      8.875%, 04/01/12 (a).......................................................................         500,000         495,000
   KB Home, 9.500%, 02/15/11.....................................................................       1,000,000       1,020,000
   Terex Corp., 9.250%, 07/15/11 (a).............................................................       1,000,000       1,025,000
   WCI Communities, Inc., 9.125%, 05/01/12.......................................................       1,000,000         990,000
                                                                                                                 ----------------
                                                                                                                        5,783,750
                                                                                                                 ----------------

FINANCE, INSURANCE & REAL ESTATE - 6.6%
   DEPOSITORY INSTITUTIONS - 0.8%
   Sovereign Bancorp, Inc., 10.500%, 11/15/06....................................................         750,000         845,385
                                                                                                                 ----------------

   FINANCIAL SERVICES - 2.8%
   Capital One Financial Corp., 8.750%, 02/01/07.................................................       1,000,000       1,008,750
   LaBranche & Co., Inc., 12.000%, 03/01/07......................................................       1,000,000       1,130,000
   Western Financial Bank, 9.625%, 05/12/12......................................................         750,000         742,500
                                                                                                                 ----------------
                                                                                                                        2,881,250

                                                                                                                 ----------------
   REAL ESTATE - 3.0%
   Choctaw Resort Development Enterprise, 9.250%, 04/01/09.......................................       1,000,000       1,020,000
   iStar Financial, Inc., 8.750%, 08/15/08.......................................................       1,000,000       1,000,000
   Ventas Realty L.P., 9.000%, 05/01/12 (a)......................................................       1,000,000       1,020,000
                                                                                                                 ----------------
                                                                                                                        3,040,000
                                                                                                                 ----------------
MANUFACTURING - 27.4%
   CHEMICALS & ALLIED PRODUCTS - 6.5%
   Acetex Corp., 10.875%, 08/01/09...............................................................         500,000         522,500
   Hercules, Inc., 11.125%, 11/15/07.............................................................       1,000,000       1,120,000
   IMC Global, Inc., 11.250%, 06/01/11...........................................................       1,000,000       1,075,000
   ISP Corp., 10.250%, 07/01/11 (a)..............................................................       1,000,000       1,025,000
   MacDermid, Inc., 9.125%, 07/15/11.............................................................         750,000         787,500
   OM Group, Inc., 9.250%, 12/15/11 (a)..........................................................       1,000,000       1,035,000
   Revlon Consumer Products Corp., 12.000%, 12/01/05.............................................       1,000,000         990,000
                                                                                                                 ----------------
                                                                                                                        6,555,000
                                                                                                                 ----------------
   ELECTRONIC & ELECTRICAL EQUIPMENT - 0.5%
   Stoneridge, Inc., 11.500%, 05/01/12 (a).......................................................         500,000         508,750
                                                                                                                 ----------------

   FABRICATED METAL - 1.2%
   Alltrista Corp., 9.750%, 05/01/12 (a).........................................................       1,250,000       1,193,750
                                                                                                                 ----------------

   FOOD & KINDRED PRODUCTS - 0.9%
   Land O'Lakes, Inc., 8.750%, 11/15/11 (a)......................................................       1,000,000         940,000
                                                                                                                 ----------------

   LUMBER & WOOD PRODUCTS - 2.0%
   Georgia-Pacific Corp., 8.875%, 05/15/31.......................................................       1,000,000         945,000
   Louisiana-Pacific Corp., 10.875%, 11/15/08....................................................       1,000,000       1,090,000
                                                                                                                 ----------------
                                                                                                                        2,035,000
                                                                                                                 ----------------



See notes to investment portfolio.

                                       3

SR&F High Yield Portfolio Continued

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June 30, 2002
CORPORATE FIXED-INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - CONTINUED
   MACHINERY & COMPUTER EQUIPMENT - 1.0%
   Intermet Corp., 9.750%, 06/15/09 (a)..........................................................      $  500,000       $ 500,000
   NMHG Holding Co., 10.000%, 05/15/09 (a).......................................................         500,000         505,000
                                                                                                                 ----------------
                                                                                                                        1,005,000
                                                                                                                 ----------------
   MEDICAL PRODUCTS - 1.2%,
   Alaris Medical Systems, 11.625%, 12/01/06 (a).................................................       1,100,000       1,221,000
                                                                                                                 ----------------

   MISCELLANEOUS MANUFACTURING - 1.9%
   Dana Corp., 10.125%, 03/15/10 (a).............................................................       1,000,000       1,025,000
   Delco Remy International, Inc., 11.000%, 05/01/09.............................................       1,000,000         877,500
                                                                                                                 ----------------
                                                                                                                        1,902,500
                                                                                                                 ----------------
   MOTOR VEHICLE TRANSPORTATION EQUIPMENT - 1.0%
   Advance Stores Co., Inc., 10.250%, 04/15/08(a)................................................       1,000,000       1,050,000
                                                                                                                 ----------------

   PAPER PRODUCTS - 3.6%
   Appleton Papers, Inc., 12.500%, 12/15/08 (a)..................................................       1,000,000       1,000,000
   Buhrmann US, Inc., 12.250%, 11/01/09..........................................................       1,000,000       1,050,000
   Longview Fibre Co., 10.000%, 01/15/09 (a).....................................................         500,000         520,000
   Plastipak Holdings, 10.750%, 09/01/11 (a).....................................................       1,000,000       1,075,000
                                                                                                                 ----------------
                                                                                                                        3,645,000
                                                                                                                 ----------------
   PETROLEUM REFINING - 0.4%
   Giant Industries, Inc., 11.000%, 05/15/12 (a).................................................         500,000         440,000
                                                                                                                 ----------------

   PRINTING & PUBLISHING - 2.9%
   Mail-Well, Inc., 8.750%, 12/15/08.............................................................       1,000,000         900,000
   Perry-Judd's, Inc., 10.625%, 12/15/07.........................................................       1,000,000         970,000
   World Color Press, Inc., 8.375%, 11/15/08.....................................................       1,000,000       1,055,800
                                                                                                                 ----------------
                                                                                                                        2,925,800
                                                                                                                 ----------------
   STONE, CLAY, GLASS & CONCRETE - 1.0%
   Owens-Brockway Glass Container, Inc., 8.875%, 02/15/09 (a)....................................       1,000,000       1,000,000
                                                                                                                 ----------------

   TOBACCO PRODUCTS - 1.0%,
   Dimon, Inc., 9.625%, 10/15/11 (a).............................................................       1,000,000       1,052,500
                                                                                                                 ----------------

   TRANSPORTATION EQUIPMENT - 2.3%
   BE Aerospace, Inc., 8.875%, 05/01/11..........................................................         750,000         682,500
   Collins & Aikman Corp., 10.750%, 12/31/11 (a).................................................       1,000,000       1,000,000
   Westinghouse Air Brake Co., 9.375%, 06/15/05..................................................         600,000         600,000
                                                                                                                 ----------------
                                                                                                                        2,282,500
                                                                                                                 ----------------

MINING & ENERGY - 11.2%
   METALS & MINING - 2.6%
   Compass Minerals Group, 10.000%, 08/15/11 (a).................................................         500,000         525,000
   UCAR Finance, Inc., 10.250%, 02/15/12(a)......................................................       1,000,000       1,020,000
   United States Steel Corp., 10.750%, 08/01/08 (a)..............................................       1,000,000       1,055,000
                                                                                                                 ----------------
                                                                                                                        2,600,000
                                                                                                                 ----------------



See notes to investment portfolio.

                                       4

SR&F High Yield Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2002
CORPORATE FIXED-INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
MINING & ENERGY - CONTINUED
   OIL & GAS EXTRACTION - 5.9%
   CIA Petrolifera Marlim, 13.125%, 12/17/04 (a).................................................      $  500,000      $  490,000
   Denbury Resources, Inc., 9.000%, 03/01/08.....................................................       1,000,000         990,000
   Derlan Manufacturing, Inc., 10.000%, 01/15/07.................................................         583,000         542,190
   Encore Acquisition Co., 8.375%, 06/15/12 (a)..................................................       1,000,000       1,000,000
   Key Energy Services, Inc.:
      8.375%, 03/01/08 (a).......................................................................         500,000         515,000
      14.000%, 01/15/09 (a)......................................................................         316,000         368,930
   Western Oil Sands, Inc., 8.375%, 05/01/12 (a).................................................       1,000,000       1,011,280
   Westport Resources Corp., 8.250%, 11/01/11 (a)................................................       1,000,000       1,020,000
                                                                                                                 ----------------
                                                                                                                        5,937,400
                                                                                                                 ----------------
   OIL & GAS FIELD SERVICES - 2.7%
   BRL Universal Equipment, 8.875%, 02/15/08 (a).................................................         750,000         757,500
   Lone Star Technologies, 9.000%, 06/01/11 (a)..................................................       1,000,000         955,000
   SESI LLC, 8.875%, 05/15/11....................................................................       1,000,000       1,010,000
                                                                                                                 ----------------
                                                                                                                        2,722,500
                                                                                                                 ----------------

RETAIL TRADE - 9.4%
   APPAREL & ACCESSORY STORES - 1.1%
   William Carter Co., 10.875%, 08/15/11 (a).....................................................       1,000,000       1,090,000
                                                                                                                 ----------------

   AUTO DEALERS & GAS STATIONS - 1.0%
   AutoNation, Inc., 9.000%, 08/01/08 (a)........................................................       1,000,000       1,020,000
                                                                                                                 ----------------

   FOOD STORES - 4.9%
   Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11............................................       1,000,000         940,000
   Marsh Supermarkets, Inc., 8.875%, 08/01/07....................................................       1,000,000       1,007,500
   Smithfield Foods, Inc., 8.000%, 10/15/09 (a)..................................................       1,000,000       1,007,500
   Stater Brothers Holdings, Inc., 10.750%, 08/15/06.............................................       1,000,000       1,032,500
   Winn-Dixie Stores, Inc., 8.875%, 04/01/08.....................................................       1,000,000       1,010,000
                                                                                                                 ----------------
                                                                                                                        4,997,500
                                                                                                                 ----------------
   GENERAL MERCHANDISE STORES - 0.9%
   Grupo Elektra SA, 12.000%, 04/01/08...........................................................       1,000,000         940,000
                                                                                                                 ----------------

   OTHER - 0.5%
   Cole National Group, 8.875%, 05/15/12 (a).....................................................         500,000        498,750
                                                                                                                 ----------------

   RESTAURANTS - 1.0%
   YUM! Brands, Inc., 7.700%, 07/01/12...........................................................       1,000,000         990,000
                                                                                                                 ----------------

SERVICES - 21.4%
   AMUSEMENT & RECREATION - 9.3%
   Argosy Gaming Co., 10.750%, 06/01/09..........................................................       1,000,000       1,077,500
   Boyd Gaming Corp., 9.250%, 08/01/09 (a).......................................................       1,000,000       1,050,000
   Chumash Casino & Resort, 9.000%, 07/15/10 (a).................................................         750,000         757,500
   Circus & Eldorado/Silver Legacy Capital Corp., 10.125%, 03/01/12 (a)..........................       1,000,000       1,035,000
   Horseshoe Gaming Holding Corp., 8.625%, 05/15/09..............................................       1,000,000       1,015,000
   Park Place Entertainment Corp., 9.375%, 02/15/07..............................................       1,000,000       1,045,000
   Premier Parks, Inc.,
      (b) 04/01/08, (10.000%, 04/01/03)..........................................................       1,000,000         960,000
   Resort International Hotel & Casino, Inc., 11.500%, 03/15/09 (a)..............................       1,000,000         950,000
   Speedway Motorsports, Inc., 8.500%, 08/15/07..................................................       1,000,000       1,030,000
   Wheeling Island Gaming, 10.125%, 12/15/09 (a).................................................         500,000         515,000
                                                                                                                 ----------------
                                                                                                                        9,435,000
                                                                                                                 ----------------



See notes to investment portfolio.

                                       5

SR&F High Yield Portfolio Continued
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June 30, 2002
CORPORATE FIXED-INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
SERVICES - CONTINUED
   AUTO EQUIPMENT & RENTAL SERVICES - 1.1%
   United Rentals, Inc., 10.750%, 04/15/08.......................................................      $1,000,000     $ 1,065,000
                                                                                                                 ----------------

   AUTO REPAIR SERVICES & PARKING - 1.0%
   United Auto Group, Inc., 9.625%, 03/15/12 (a).................................................       1,000,000       1,015,000
                                                                                                                 ----------------

   BUSINESS SERVICES - 2.0%
   American Achievement Corp., 11.625%, 01/01/07.................................................       1,000,000       1,030,000
   Coinmach Corp., 9.000%, 02/01/10 (a)..........................................................       1,000,000       1,000,000
                                                                                                                 ----------------
                                                                                                                        2,030,000
                                                                                                                 ----------------
   HEALTH SERVICES - 6.0%
   Advanced Medical Optics, Inc., 9.250%, 07/15/10 (a)...........................................         250,000         248,125
   Bio-Rad Laboratories, Inc., 11.625%, 02/15/07.................................................       1,000,000       1,115,000
   Hanger Orthopedic Group, Inc.:
      10.750%, 10/01/08..........................................................................         250,000         261,875
      11.250%, 06/15/09..........................................................................       1,000,000       1,020,000
   HealthSouth Corp., 10.750%, 10/01/08..........................................................       1,000,000       1,110,000
   InSight Health Services Corp., 9.875%, 11/01/11 (a)...........................................         500,000         502,500
   US Oncology, Inc., 9.625%, 02/01/12...........................................................       1,000,000         975,000
   Vanguard Health Systems, 9.750%, 08/01/11 (a).................................................         750,000         780,000
                                                                                                                 ----------------
                                                                                                                        6,012,500
                                                                                                                 ----------------
   HOTELS, CAMPS & LODGING - 1.0%
   Meditrust Companies, 7.114%, 08/15/04 (a).....................................................       1,000,000         985,000
                                                                                                                 ----------------
   RENTAL & LEASING SERVICES - 1.0%
   Rent-A-Center, Inc., 11.000%, 08/12/08........................................................       1,000,000       1,055,000
                                                                                                                 ----------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 13.0%
   BROADCASTING - 0.4%
   Knology Holdings, Inc.,
      (b) 10/15/07, (11.875%, 10/15/02)..........................................................       1,500,000         405,000
                                                                                                                 ----------------

   CABLE - 2.0%
   Charter Communications Holding LLC:
      10.750%, 10/01/09..........................................................................         500,000         345,000
      11.125%, 01/15/11..........................................................................         400,000         280,000
   Insight Midwest LP, 10.500%, 11/01/10.........................................................       1,000,000         935,000
   Mediacom Broadband LLC, 11.000%, 07/15/13.....................................................         500,000         460,000
                                                                                                                 ----------------
                                                                                                                        2,020,000
                                                                                                                 ----------------
   COMMUNICATIONS - 0.2%
   Concentric Network Corp., 12.750%, 12/15/07 (c)(d)............................................       1,000,000          10,000
   Focal Communications Corp., 11.875%, 01/15/10.................................................       1,000,000         150,000
   MGC Communications, Inc., 13.000%, 04/01/10 (c)...............................................         845,000          25,350
                                                                                                                 ----------------
                                                                                                                          185,350
                                                                                                                 ----------------

   ELECTRIC SERVICES - 3.9%
   AES Corp., 9.375%, 09/15/10...................................................................       1,000,000         650,000
   AES Drax Energy Ltd., 11.500%, 08/30/10.......................................................       1,000,000         410,000
   Calpine Corp., 8.500%, 02/15/11...............................................................       1,000,000         660,000
   Edison Mission, 9.875%, 04/15/11..............................................................       1,000,000         985,000
   Orion Power Holdings, Inc., 12.000%, 05/01/10.................................................       1,500,000       1,245,000
                                                                                                                 ----------------
                                                                                                                        3,950,000
                                                                                                                 ----------------


See notes to investment portfolio.

                                       6

SR&F High Yield Portfolio Continued

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June 30, 2002
CORPORATE FIXED-INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - CONTINUED
   MARINE TRANSPORTATION - 0.8%,
   Teekay Shipping Corp., 8.875%, 07/15/11 (a)...................................................      $  750,000      $  787,500
                                                                                                                 ----------------

   SANITARY SERVICES - 1.0%
   IESI Corp., 10.250%, 06/15/12 (a).............................................................       1,000,000       1,000,000
                                                                                                                 ----------------

   TELECOMMUNICATIONS - 3.5%
   Alamosa Delaware, Inc., 13.625%, 08/15/11.....................................................         500,000         150,000
   Comtel Brasileira Ltd., 10.750%, 09/26/04 (a).................................................       1,250,000         887,500
   Global Crossing Ltd., 9.125%, 11/15/06 (c)(d).................................................       1,000,000          10,000
   GT Group Telecom, Inc.,
      (b) 02/01/10, (13.250%, 02/01/05) .........................................................       1,750,000           4,375
   Level 3 Communications, Inc.,
      (b) 12/01/08, (10.500%, 12/01/03) (a)......................................................         376,000          71,440
   MetroNet Communications Corp.:
      (b) 06/15/08, (9.950%, 06/01/03) ..........................................................       1,000,000          95,000
      12.000%, 08/15/07..........................................................................       1,000,000         100,000
   NEXTLINK Communications, Inc.,
      (b) 06/01/09, (12.250%, 06/01/04)..........................................................       1,000,000           5,000
   Primus Telecommunications Group, Inc.,
      12.750%, 10/15/09..........................................................................       1,000,000         520,000
   TeleCorp PCS, Inc., 10.625%, 07/15/10.........................................................         325,000         321,594
   Time Warner Telecom, Inc., 10.125%, 02/01/11..................................................       1,000,000         470,000
   Tritel PCS, Inc., 10.375%, 01/15/11...........................................................         325,000         295,750
   Triton PCS, Inc., 8.750%, 11/15/11 (a)........................................................       1,000,000         610,000
                                                                                                                 ----------------
                                                                                                                        3,540,659
                                                                                                                 ----------------
   TRANSPORTATION SERVICES - 1.2%
   RailAmerica Transportation Corp., 12.875%, 08/15/10...........................................       1,000,000       1,090,000
   RailWorks Corp., 11.500%, 04/15/09 (c)(d).....................................................       1,500,000          75,000
                                                                                                                 ----------------
                                                                                                                        1,165,000
                                                                                                                 ----------------
TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $108,161,932)........................................................................                     95,754,344
                                                                                                                 ----------------

---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.5% (E)                                                                                   Shares
---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.0%,
   COMMUNICATIONS EQUIPMENT - 0.0%
   RCN Corp. ....................................................................................          23,144          31,707
                                                                                                                 ----------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.5%
   COMMUNICATIONS - 0.0%
   Song Networks Holding AB, ADR ................................................................          17,612           3,170
   Viatel, Inc. .................................................................................           4,037             101
                                                                                                                 ----------------
                                                                                                                            3,271
                                                                                                                 ----------------
   ELECTRIC SERVICES - 0.5%
   Horizon Natural Resources Co. ................................................................          40,000         490,000
                                                                                                                 ----------------

TOTAL COMMON STOCKS
   (cost of $2,127,046) .........................................................................                        524,978
                                                                                                                 ----------------


See notes to investment portfolio.

                                       7

SR&F High Yield Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2002
WARRANTS - 0.3% (E)                                                                                         Units           Value
---------------------------------------------------------------------------------------------------------------------------------
MINING & ENERGY - 0.1%,
   OIL & GAS EXTRACTION - 0.1%
   Key Energy Services, Inc., Expires 01/15/09 ..................................................           1,500      $  121,313
                                                                                                                 ----------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.2%
   BROADCASTING - 0.0%
   Knology Holdings, Inc., Expires 10/22/07 (a) .................................................           2,000             (f)
                                                                                                                 ----------------

   COMMUNICATIONS - 0.0%
   Concentric Network Corp., Expires 12/15/07 (a) ...............................................           1,000              10
   MGC Communications, Inc., Expires 10/01/04 (a) ...............................................           1,500             (f)
                                                                                                                 ----------------
                                                                                                                               10
                                                                                                                 ----------------
   TELECOMMUNICATIONS - 0.1%
   Allegiance Telecom, Inc., Expires 02/03/08....................................................           1,500           4,665
   Carrier 1 International, Expires 02/19/09.....................................................           1,000              10
   GT Group Telecom, Inc., Expires 02/01/10 (a)..................................................           1,750           1,750
   MetroNet Communications Corp., Expires 08/15/07 (a)...........................................           1,000         109,121
                                                                                                                 ----------------
                                                                                                                          115,546
                                                                                                                 ----------------
   TRANSPORTATION SERVICES - 0.1%
   RailAmerica Transportation Corp., Expires 08/15/10............................................           1,500          52,500
                                                                                                                 ----------------

TOTAL WARRANTS
   (cost of $43,500) ............................................................................                         289,369
                                                                                                                 ----------------

---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.8%                                                                                  Par
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd., dated 06/28/02, due 07/01/02 at
   1.900%, collateralized by U.S. Treasury Bonds and/or Notes with various maturities to 11/15/27, market value $2,862,642 (repurchase proceeds
   $2,797,443)
   (cost of $2,797,000)..........................................................................     $2,797,000        2,797,000
                                                                                                                 ----------------

---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 98.3%
   (cost of $113,129,478) (g)....................................................................                      99,365,691
                                                                                                                 ----------------

OTHER ASSETS & LIABILITIES, NET - 1.7%...........................................................                       1,700,659
                                                                                                                 ----------------
NET ASSETS - 100.0% .............................................................................                    $101,066,350
                                                                                                                 ================

---------------------------------------------------------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:

(a)  This security is exempt from registration under Rule 144A of the Securities
     Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $42,760,406, which represents 42.3% of net assets.

(b) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Portfolio will begin accruing this rate.

(c) This security is in default of certain debt covenants. Income is not being accrued.

(d) As of June 30, 2002, the Portfolio held bonds and warrants of certain issuers that have filed for bankruptcy protection under Chapter 11.

(e)  Non-income producing.

(f)  Amount rounds to less than $1.

(g) Cost for generally accepted accounting principles is $113,129,478. Cost for federal income tax purposes is $113,196,911. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed-income securities.

               Acronym                    Name
              ---------                ----------
                 ADR           American Depositary Receipt

See notes to financial statements.

                                       8

SR&F High Yield Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2002

ASSETS:
Investments, at cost ..........................................     $113,129,478
                                                                    ------------
Investments, at value .........................................     $ 99,365,691
Cash ..........................................................              617
Interest receivable ...........................................        2,522,420
Deferred Trustees' compensation plan ..........................              324
                                                                    ------------
   Total Assets ...............................................      101,889,052
                                                                    ------------

LIABILITIES:
Payable for:
   Investments purchased ......................................          750,000
   Management fee .............................................           49,585
   Audit fee ..................................................           17,550
   Transfer agent fee .........................................              500
   Pricing and bookkeeping fees ...............................            1,079
   Trustees' fee ..............................................                8
Deferred Trustees' fee ........................................              324
Other liabilities .............................................            3,656
                                                                    ------------
   Total Liabilities ..........................................          822,702
                                                                    ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST .......     $101,066,350
                                                                    ============



See notes to financial statements.

SR&F High Yield Portfolio

--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2002


INVESTMENT INCOME:
Interest .......................................................   $ 10,002,182
                                                                   ------------

EXPENSES:
Management fee .................................................        518,262
Pricing and bookkeeping fees ...................................         20,665
Transfer agent fee .............................................          5,146
Trustees' fee ..................................................          5,362
Custody fee ....................................................          7,514
Other expenses .................................................         26,182
                                                                   ------------
   Total Expenses ..............................................        583,131
Custody earnings credit ........................................         (2,562)
                                                                   ------------
   Net Operating Expenses ......................................        580,569
Interest expense ...............................................            346
                                                                   ------------
   Net Expenses ................................................        580,915
                                                                   ------------
Net Investment Income ..........................................      9,421,267
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS:
Net realized loss on investments ...............................     (6,188,092)
Net change in unrealized appreciation/depreciation
   on investments ..............................................     (2,777,031)
                                                                   ------------
Net Loss .......................................................     (8,965,123)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................   $    456,144
                                                                   ------------



See notes to financial statements.

SR&F High Yield Portfolio
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                                                    YEAR ENDED           YEAR ENDED
                                                                                                      JUNE 30,             JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                        2002                 2001
                                                                                                 -------------        -------------
OPERATIONS:
Net investment income ....................................................................       $   9,421,267        $   8,427,251
Net realized loss on investments .........................................................          (6,188,092)          (4,979,101)
Net change in unrealized appreciation/depreciation on investments ........................          (2,777,031)          (6,293,501)
                                                                                                 -------------        -------------
   Net Increase (Decrease) from Operations ...............................................             456,144           (2,845,351)
                                                                                                 -------------        -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions ............................................................................         111,395,545           43,942,010
Withdrawals ..............................................................................         (87,448,152)         (51,962,423)
                                                                                                 -------------        -------------
   Net Increase (Decrease) from Transactions in Investors' Beneficial Interest ...........          23,947,393           (8,020,413)
                                                                                                 -------------        -------------
Total Increase (Decrease) in Net Assets ..................................................          24,403,537          (10,865,764)

NET ASSETS:
Beginning of period ......................................................................          76,662,813           87,528,577
                                                                                                 -------------        -------------
End of period ............................................................................       $ 101,066,350        $  76,662,813
                                                                                                 =============        =============



See notes to financial statements.

Stein Roe High Yield Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2002

ASSETS:
Investments in Portfolio, at value .........................    $ 39,568,122
Receivable for fund shares sold ............................             748
Expense reimbursement due from Advisor .....................              95
Deferred Trustees' compensation plan .......................             385
Other assets ...............................................           5,391
                                                                ------------
       Total Assets ........................................      39,574,741
                                                                ------------

LIABILITIES:
Payable for:
   Fund shares repurchased .................................         132,709
   Distributions ...........................................          20,669
   Administration fee ......................................           5,109
   Transfer agent fee ......................................           9,998
   Pricing and bookkeeping fees ............................             475
   Audit fee ...............................................          14,075
   Reports to shareholders .................................           9,871
Deferred Trustees' fee .....................................             385
Other liabilities ..........................................           2,935
                                                                ------------
     Total Liabilities .....................................         196,226
                                                                ------------
NET ASSETS .................................................    $ 39,378,515
                                                                ------------

COMPOSITION OF NET ASSETS:

Paid-in capital ............................................    $ 50,451,144
Overdistributed net investment income ......................         (47,646)
Accumulated net realized loss ..............................      (6,272,586)
Net unrealized depreciation on investments .................      (4,752,397)
                                                                ------------
NET ASSETS .................................................    $ 39,378,515
                                                                ============

CLASS A:

Net assets .................................................    $    182,199
Shares outstanding (unlimited number authorized) ...........          25,177
                                                                ============
Net asset value per share ..................................    $       7.24(a)
                                                                ============
Maximum offering price per share ($7.24/0.9525) ............    $       7.60(b)
                                                                ============

CLASS S:

Net assets .................................................    $ 39,196,316
Shares outstanding (unlimited number authorized) ...........       5,627,633
                                                                ============
Net asset value, offering and redemption price per share ...    $       6.96
                                                                ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

Stein Roe High Yield Fund

--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2002


INVESTMENT INCOME:
Interest allocated from Portfolio ...............................   $ 3,868,727
                                                                    -----------

EXPENSES:
Expenses allocated from Portfolio ...............................       227,746
Administration fee ..............................................        60,729
Service fee - Class A ...........................................           317
Pricing and bookkeeping fees ....................................        12,510
Transfer agent fee ..............................................        91,077
Trustees' fee ...................................................         6,036
Audit fee .......................................................        25,028
Registration fee ................................................        44,126
Custody fee .....................................................         1,147
Other expenses ..................................................        17,501
                                                                    -----------
   Total Expenses ...............................................       486,217
Fees and expenses waived or reimbursed by Advisor ...............       (75,213)
                                                                    -----------
   Net Expenses .................................................       411,004
                                                                    -----------
Net Investment Income ...........................................     3,457,723
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
   FROM PORTFOLIO:
Net realized loss on investments ................................    (1,776,380)
Net change in unrealized appreciation/depreciation
   on investments ...............................................    (1,120,757)
                                                                    -----------
Net Loss ........................................................    (2,897,137)
                                                                    -----------
Net Increase in Net Assets from Operations ......................   $   560,586
                                                                    -----------



See notes to financial statements.

Stein Roe High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                                                       YEAR ENDED        YEAR ENDED
                                                                                                         JUNE 30,          JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                           2002            2001(a)
----------------------------------                                                                  -------------     -------------
OPERATIONS:
Net investment income ..........................................................................    $   3,457,723     $   2,549,867
Net realized loss on investments allocated from Portfolio ......................................       (1,776,380)       (1,816,150)
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio .....       (1,120,757)       (2,046,685)
                                                                                                    -------------     -------------
Net Increase (Decrease) from Operations ........................................................          560,586        (1,312,968)
                                                                                                    -------------     -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A .....................................................................................           (9,877)           (2,150)
   Class S .....................................................................................       (3,433,365)       (2,541,933)
Return of capital:
   Class A .....................................................................................             (736)             --
   Class S .....................................................................................         (255,968)             --
                                                                                                    -------------     -------------
Total Distributions Declared to Shareholders ...................................................       (3,699,946)       (2,544,083)
                                                                                                    -------------     -------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions ...............................................................................          105,820            87,792
   Distributions reinvested ....................................................................            4,174               507
   Redemptions .................................................................................           (3,732)             --
                                                                                                    -------------     -------------
     Net Increase ..............................................................................          106,262            88,299
                                                                                                    -------------     -------------

Class S:
   Subscriptions ...............................................................................      111,733,282        49,952,009
   Distributions reinvested ....................................................................        3,286,097         2,189,224
   Redemptions .................................................................................      (91,672,627)      (64,983,096)
                                                                                                    -------------     -------------
     Net Increase (Decrease) ...................................................................       23,346,752       (12,841,863)
                                                                                                    -------------     -------------
Net Increase (Decrease) from Share Transactions ................................................       23,453,014       (12,753,564)
                                                                                                    -------------     -------------
Total Increase (Decrease) in Net Assets ........................................................       20,313,654       (16,610,615)

NET ASSETS:
Beginning of period ............................................................................       19,064,861        35,675,476
                                                                                                    -------------     -------------
End of period ..................................................................................    $  39,378,515     $  19,064,861
                                                                                                    =============     =============

Overdistributed net investment income ..........................................................    $     (47,646)    $     (61,739)
                                                                                                    -------------     -------------

CHANGES IN SHARES:
Class A:
   Subscriptions ...............................................................................           13,675            11,369
   Issued for distributions reinvested .........................................................              556                65
   Redemptions .................................................................................             (488)             --
                                                                                                    -------------     -------------
     Net Increase ..............................................................................           13,743            11,434
                                                                                                    -------------     -------------

Class S:
   Subscriptions ...............................................................................       15,161,410         6,063,986
   Issued for distributions reinvested .........................................................          450,396           265,722
   Redemptions .................................................................................      (12,401,815)       (7,810,418)
                                                                                                    -------------     -------------
     Net Increase (Decrease) ...................................................................        3,209,991        (1,480,710)
                                                                                                    -------------     -------------

(a)  Class A shares were initially offered on July 31, 2000.


See notes to financial statements.

Notes to Financial Statements
--------------------------------------------------------------------------------
June 30, 2002


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Stein Roe High Yield Fund - Class S and Liberty High Yield Bond Fund Class A are the collective series of shares of Stein Roe High Yield Fund (the "Fund"), which is a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High Yield Portfolio (the "Portfolio").

    The Portfolio is a series of SR&F Base Trust; a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations November 1, 1996, in conjunction with Stein Roe High Yield Fund. The Portfolio allocates income, expenses and realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. At June 30, 2002, Stein Roe High Yield Fund owned 39.2% of the Portfolio.

    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A shares has its own sales charge and expense structure; please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S shares are presented in a separate annual report.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and the Fund in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service.

    Equity securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

    Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities.

    Other assets are valued by a method that the Board of Trustees believes represents a fair value.

    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio had no when-issued or delayed delivery purchase commitments as of June 30, 2002.

    Investment transactions are accounted for on trade date. Realized gains or losses from investment transactions are reported on an identified cost basis.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than Class A service fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

    Class A per share data and ratios are calculated by adjusting the expense and net investment per share data and ratios for the Fund for the entire period by the service fees applicable to Class A, only.

INVESTMENT INCOME, DEBT DISCOUNT AND PREMIUM:

Dividend income is recorded on the ex-date and interest income is recorded on the accrual basis.

    Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Portfolio or the Fund, but resulted in reclassifications as follows:

                                                 INCREASE
                                  INCREASE    NET UNREALIZED
                                    COST       DEPRECIATION
------------------------------------------------------------
SR&F High Yield Portfolio          $101,683      $(101,683)
Stein Roe High Yield Fund            39,860        (39,860)

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

    The effect of this change for the year ended June 30, 2002 is as follows:

                      INCREASE
                   OVERDISTRIBUTED  DECREASE       DECREASE
                        NET        ACCUMULATED       NET
                     INVESTMENT   NET REALIZED    UNREALIZED
                       INCOME         LOSS       DEPRECIATION
-------------------------------------------------------------
SR&F High
    Yield Portfolio  $(223,055)      $53,940       $169,115
Stein Roe High
    Yield Fund         (87,438)       21,145         66,293

    The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO FUND SHAREHOLDERS:

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

FEDERAL INCOME TAXES

No provisions are made for federal income taxes, since (a) the Fund elects to be taxed as a "regulated investment company" and make such distributions to its shareholders as to be relieved of all federal income tax under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service.

--------------------------------------------------------------------------------
NOTE 2.  FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown reclassifications, return of capital and defaulted bond adjustments. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

    For the year ended June 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

                               ACCUMULATED
              OVERDISTRIBUTED      NET
              NET INVESTMENT     REALIZED         PAID-IN
                  INCOME           LOSS           CAPITAL
---------------------------------------------------------
                 $(40,248)       $(1,804)         $42,052

    Net investment income, net realized gains (losses), and net assets were not affected by these reclassifications.

    The tax character of distributions paid during year was as follows:

                 ORDINARY           RETURN OF
                  INCOME             CAPITAL
---------------------------------------------
                $3,443,242           $256,704

     As of June 30, 2002, the components of distributable earnings on a tax-basis consisted of unrealized depreciation of $13,831,220.

     The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                               CAPITAL LOSS
YEAR OF EXPIRATION                             CARRYFORWARD
-----------------------------------------------------------
      2007                                      $   757,799
      2008                                          738,934
      2009                                        2,023,682
      2010                                        2,216,468
                                                -----------
      Total                                     $ 5,736,883
                                                ===========

    Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2002, for federal income tax purposes, post-October losses of $535,701 were deferred to July 1, 2002.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE 3. PORTFOLIO COMPOSITION

The Portfolio invests at least 80% of it net assets (plus any borrowings for investment purposes) in high-yield, high-risk bonds. See the Portfolio of Investments for information regarding individual securities as well as industry diversification.

--------------------------------------------------------------------------------

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES MANAGEMENT &
ADMINISTRATION FEES:

The Portfolio pays a monthly management fee and the Fund pays a monthly administration fee to Stein Roe & Farnham, Incorporated (the "Advisor") for its services as investment advisor and manager.

    The management fee for the Portfolio is computed at an annual rate of 0.50% of the first $500 million of the Portfolio's average daily net assets, and 0.475% thereafter.

    The administration fee for the Fund is computed at an annual rate of 0.15% of the first $500 million of the Fund's average daily net assets and 0.125% thereafter.

    On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and the Fund's shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

    Under its pricing and bookkeeping agreements with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee from the Fund equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for the Fund for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

    The Transfer Agent receives a fixed fee of $6,000 annually from the Portfolio.

CLASS A SERVICE FEES

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. During the year ended June 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $375 on sales of the Fund's Class A Shares.

    The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A as of the 20th of each month.

    The fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMIT

Effective November 1, 2000, the Advisor has voluntarily agreed to reimburse the Fund to the extent that annual expenses exceed 1.00% of the Fund's average daily net assets. This agreement may be modified or terminated by the Advisor at any time.

OTHER:

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

    The Portfolio has an agreement with its custodian bank under which $2,562 of custody fees were reduced by balance credits for the year ended June 30, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE 5. INVESTMENT TRANSACTIONS

For the year ended June 30, 2002, purchases and sales of investments for the Portfolio, other than short-term obligations, were $156,918,477 and $126,064,061, respectively.

    Unrealized appreciation (depreciation) at June 30, 2002, for federal income tax purposes, for the Portfolio, was:

    Gross unrealized appreciation         $ 2,883,525
    Gross unrealized depreciation         (16,714,745)
                                         ------------
      Net unrealized depreciation        $(13,831,220)
                                         ============

--------------------------------------------------------------------------------

NOTE 6. LINE OF CREDIT

The Liberty-Stein Roe Funds Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund-Class A, and Stein Roe High-Yield Municipals Fund) and the SR&F Base Trust (excluding the SR&F Cash Reserve Portfolio and SR&F Municipal Money Market Portfolio) (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. The commitment fee is included in "Other expenses" on the Statement of Operations, if applicable. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire line of credit at any particular time. For the year ended June 30, 2002, the Portfolio had an average daily loan balance of $5,113,000 at a weighted average interest rate of 2.44%.

--------------------------------------------------------------------------------

NOTE 7. SUBSEQUENT EVENT

On July 29, 2002, Liberty High Yield Securities Fund acquired all the net assets of Stein Roe High Yield Fund pursuant to a plan of reorganization approved by Stein Roe High Yield Fund shareholders on June 28, 2002. All assets of Stein Roe High Yield Fund have been transferred to Liberty High Yield Securities Fund in a tax-free exchange and shareholders of Stein Roe High Yield Fund have received shares of Liberty High Yield Securities Fund in exchange for their shares as follows:

     Liberty High          Stein Roe
 Yield Securities Fund   High Yield Fund       Unrealized
     Shares Issued     Net Assets Received    Depreciation1
-----------------------------------------------------------
       9,159,894           $37,005,973        $(5,857,438)


     Net Assets of         Net Assets          Net Assets
     Liberty High         of Stein Roe         of Liberty
   Yield Securities        High Yield     High Yield Securities
      Fund Prior        Fund Immediately    Fund Immediately
     to Combination   Prior to Combination  After Combination
---------------------------------------------------------------
     $653,647,815          $37,005,973        $690,653,788

1 Unrealized depreciation is included in the Net Assets Received amount above.



     Effective July 29, 2002, prior to the reorganization described above, the pro-rata share of net assets of the SR&F High Yield Portfolio were distributed to the Stein Roe High Yield Fund and the Stein Roe Institutional Client High Yield Fund based on allocation methods in compliance with the Internal Revenue Service.

Financial Highlights
--------------------------------------------------------------------------------

SR&F High Yield Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED JUNE 30,
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:                           2002          2001          2000           1999          1998
                                                     --------     --------       --------       --------      --------
Expenses (a).....................................      0.56%         0.60%          0.58%          0.57%         0.65%
Net investment income (a)........................      9.07%(b)     10.54%         11.04%          8.27%         8.13%
Portfolio turnover rate..........................       135%          117%           144%           296%          426%


(a) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(b)  Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to decrease the ratio of net investment income to average net assets from 9.29% to 9.07%. Ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

Financial Highlights

--------------------------------------------------------------------------------

Liberty High Yield Bond Fund, Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                                         YEAR        PERIOD
                                                        ENDED         ENDED
                                                     JUNE 30,      JUNE 30,
                                                         2002       2001 (a)
                                                     --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD ..............   $  7.84        $ 9.17
                                                      -------        ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (b) .........................      0.62(c)       0.73
Net realized and unrealized loss on investments ...     (0.57)(c)     (1.23)
                                                      -------        ------
   Total from Investment Operations ...............      0.05         (0.50)
                                                      -------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income ........................     (0.60)        (0.83)
Return of capital .................................     (0.05)           --
                                                      -------        ------
   Total Distributions Declared to Shareholders ...     (0.65)        (0.83)
                                                      -------        ------
NET ASSET VALUE, END OF PERIOD ....................   $  7.24        $ 7.84
                                                      =======        ======
TOTAL RETURN (d)(e) ...............................     0.60%        (5.51)%(f)
                                                      =======        ======
RATIOS TO AVERAGE NET ASSETS:

Expenses ..........................................     1.25%         1.25%(g)
Net investment income .............................     8.19%(c)     10.03%(g)
Waiver/reimbursement ..............................     0.18%         0.29%(g)
Net assets, end of period (000's) .................   $   182        $   90


(a)  Class A shares were initially offered on July 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 8.40% to 8.19%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS INCOME TRUST, THE LIBERTY HIGH YIELD BOND FUND - CLASS A SHAREHOLDERS OF STEIN ROE HIGH YIELD FUND, THE TRUSTEES OF SR&F BASE TRUST AND HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F HIGH YIELD PORTFOLIO

We have audited the accompanying statement of assets and liabilities of Stein Roe High Yield Fund (a series of Liberty-Stein Roe Funds Income Trust) and the accompanying statement of assets and liabilities, including the investment portfolio, of SR&F High Yield Portfolio (a series of SR&F Base Trust), as of June 30, 2002, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stein Roe High Yield Fund series of Liberty-Stein Roe Funds Income Trust and the SR&F High Yield Portfolio of SR&F Base Trust at June 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
August 16, 2002

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                         Year first                                                  Number of
                                         elected or                                             portfolios in fund      Other
                           Position with  appointed       Principal occupation(s)                complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                     by trustee         held
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        101         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         101         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                  103        None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        101        None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      2000     Van Voorhis Professor, Department of Economics,        101        None
c/o Liberty Funds Group LLC                          University of Washington; consultant on
One Financial Center                                 econometric and statistical matters
Boston, MA 02111

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties          103      Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               101        None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners      101  Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly             (business products
One Financial Center                                 Chief Executive Officer and Chairman of the                    and services),
Boston, MA 02111                                     Board of Directors, Continental Bank                             Anixter
                                                     Corporation)                                                  International
                                                                                                                  (network support
                                                                                                                     equipment
                                                                                                                 distributor), Jones
                                                                                                                    Lang LaSalle
                                                                                                                    (real estate
                                                                                                                management services)
                                                                                                                    and MONY Group
                                                                                                                   (life insurance)

                                       22

TRUSTEES (CONTINUED)

                                         Year first                                                  Number of
                                         elected or                                             portfolios in fund      Other
                           Position with  appointed       Principal occupation(s)                complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                     by trustee         held
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (continued)
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        101    Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                   Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation [global education and                  and distributor of
                                                     global applications])                                           giftware and
                                                                                                                     collectibles)




INTERESTED TRUSTEES
William E. Mayer* (age 62)     Trustee      1994     Managing Partner, Park Avenue Equity Partners          103    Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                      + Co. (financial
                                                     Dean and Professor, College of Business and                  service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and  Systech
                                                                                                                   Retail Systems
                                                                                                                  (retail industry
                                                                                                                technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia                    101          None
One Financial Center            and                  Management Group, Inc. since November 2001;
Boston, MA 02111              Chairman               formerly Chief Operations Officer of Mutual
                               of the                Funds, Liberty Financial Companies, Inc. from
                                Board                August 2000 to November 2001; Executive Vice
                                                     President of Stein Roe & Farnham Incorporated
                                                     (Stein Roe) since April 1999; Executive Vice
                                                     President and Director of the Advisor since April
                                                     1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since October
                                                     2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

OFFICERS AND TRANSFER AGENT

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age    Liberty Funds  to office Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President     2001     President of Liberty Funds since November 2001; Chief Investment Officer and Chief
Columbia Management Group, Inc.                   Executive Officer of Columbia Management Group since 2001; President, Chief
590 Madison Avenue, 36th Floor                    Executive Officer and Chief Investment Officer of Fleet Investment Advisors Inc.
Mail Stop NY EH 30636A                            since 2000 (formerly Managing Director and Head of U.S. Equity, J.P. Morgan
New York, NY 10022                                Investment Management from November 1996 to August 2000)

Vicki L. Benjamin (age 41)    Chief      2001     Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center        Accounting            Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111            Officer and           2001; Vice President of LFG since April 2001 (formerly Vice President, Corporate
                            Controller            Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit
                                                  Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May
                                                  1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000     Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                              (formerly Controller of the Liberty Funds and Liberty All-Star Funds from February
Boston, MA 02111                                  1998 to October 2000); Treasurer of Stein Roe Funds since February 2001 (formerly
                                                  Controller from May 2000 to February 2001); Senior Vice President of LFG since
                                                  January 2001 (formerly Vice President from April 2000 to January 2001; Vice
                                                  President of the Advisor from February 1998 to October 2000; Senior Tax Manager;
                                                  Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57) Secretary     2002    Secretary of Liberty Funds and Liberty All-Star Funds since February 2002; Senior
One Financial Center                              Vice President and Group Senior Counsel, Fleet National Bank since November 1996
Boston, MA 02111


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty High Yield Bond Fund Class A is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty High Yield Bond Fund Class A

Liberty High Yield Bond Fund Class A  Annual Report, June 30, 2002

logo: LibertyFunds
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621



                                   PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                 HOLLISTON, MA
                                 PERMIT NO. 20

                                                715-02/316K-0602 (08/02) 02/1628